Offerings - Offering: 1	Oct. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Franklin Ethereum Trust Shares
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	An indeterminate number of the securities is being registered as may from time to time be sold at indeterminate prices. In accordance with Rules 456(d) and 457(u), the registrant is deferring payment of all of the registration fee and will pay the registration fee subsequently on an annual basis.